Organization and Summary of Significant Accounting Policies (Details 10) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	$ 251,519	$ 216,859
Property, plant and equipment, net	111,591	85,149
MEXICO
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	130,166	97,537
Property, plant and equipment, net	$ 69,652	$ 43,954